feb09cw
                         UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Cabot-Wellington, LLC
Address:  70 Federal Street, 7th Floor
          Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   R. Angus West
Title:  Executive Director
Phone:  (617) 451-1744

Signature, Place and Date of Signing:

 /s/ R. Angus West                 Boston, MA                August 11, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       53

Form 13F Information Table Value Total:  160,489


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                          FORM 13F INFORMATION TABLE
       COLUMN 1        COLUMN 2  COLUMN 3 COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7               COLUMN 8
                       TITLE OF            VALUE  SHARES OR    SH/   PUT/INVESTMENT   OTHER             VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP   (X$1000) PRN AMT     PRN   CALLDISCRETION  MANAGERS   SOLE         SHARED      NONE
CABOT                     COM   127055101 19,125  1,520,232    SH           SOLE       NONE   1,520,232
CABOT OIL & GAS           COM   127097103 21,398   698,359     SH           SOLE       NONE   698,359
ENTERPRISE PRODUCTS       COM   293792107  8,121   325,640     SH           SOLE       NONE   325,640
TEVA PHARM ADR            COM   881624209 13,385   271,285     SH           SOLE       NONE   271,285
US NATURAL GAS FD         COM   912318102  3,674   264,895     SH           SOLE       NONE   264,895
GENERAL ELECTRIC          COM   369604103  2,928   249,805     SH           SOLE       NONE   249,805
MATTHEWS INDIA FUND       COM   577130859  2,438   197,852     SH           SOLE       NONE   197,852
CABOT MICROELECTRN        COM   12709P103  5,102   180,343     SH           SOLE       NONE   180,343
CISCO SYSTEMS             COM   17275R102  3,291   176,450     SH           SOLE       NONE   176,450
MAGELLAN MIDSTRM PRT      COM   559080106  6,124   176,180     SH           SOLE       NONE   176,180
MEDTRONIC                 COM   585055106  4,760   136,430     SH           SOLE       NONE   136,430
SPDR GOLD TRUST           COM   78463V107 10,668   117,000     SH           SOLE       NONE   117,000
STRYKER                   COM   863667101  4,192   105,485     SH           SOLE       NONE   105,485
SPDR DB INTL GOVT IN      COM   78464A490  5,140   98,110      SH           SOLE       NONE    98,110
PROSHARES 20 P YR TR      COM   74347R297  4,030   79,145      SH           SOLE       NONE    79,145
AFFILIATED CMPTR SVC      COM   008190100  3,430   77,220      SH           SOLE       NONE    77,220
SCHLUMBERGER              COM   806857108  4,080   75,410      SH           SOLE       NONE    75,410
EXXON MOBIL               COM   30231G102  5,192   74,270      SH           SOLE       NONE    74,270
JOHNSON & JOHNSON         COM   478160104  3,928   69,160      SH           SOLE       NONE    69,160
AMGEN                     COM   031162100  3,618   68,350      SH           SOLE       NONE    68,350
CONOCOPHILLIPS            COM   20825C104  2,016   47,926      SH           SOLE       NONE    47,926
EMC                       COM   268648102   579    44,200      SH           SOLE       NONE    44,200
BP ADR                    COM   055622104  1,900   39,846      SH           SOLE       NONE    39,846
HEWLETT-PACKARD           COM   428236103  1,440   37,250      SH           SOLE       NONE    37,250
PETROLEO BRA ADR          COM   71654V408  1,375   33,561      SH           SOLE       NONE    33,561
PEPSICO                   COM   713448108  1,778   32,354      SH           SOLE       NONE    32,354
ISHARES MSCI EAFE IX      COM   464287465  1,368   29,864      SH           SOLE       NONE    29,864
UNITED TECHNOLOGIES       COM   913017109  1,416   27,261      SH           SOLE       NONE    27,261
MERCK & CO.               COM   589331107   730    26,111      SH           SOLE       NONE    26,111
JPMORGAN CHASE & CO       COM   46625H100   827    24,244      SH           SOLE       NONE    24,244
PFIZER                    COM   717081103   357    23,800      SH           SOLE       NONE    23,800
PROCTER & GAMBLE          COM   742718109  1,169   22,880      SH           SOLE       NONE    22,880
VODAFONE GROUP ADR        COM   92857W209   438    22,493      SH           SOLE       NONE    22,493
ISHARES S&P 100 INDX      COM   464287101   796    18,500      SH           SOLE       NONE    18,500
DELL                      COM   24702R101   247    18,000      SH           SOLE       NONE    18,000
ENCANA                    COM   292505104   887    17,925      SH           SOLE       NONE    17,925
3M COMPANY                COM   88579Y101  1,008   16,780      SH           SOLE       NONE    16,780
NOKIA ADR                 COM   654902204   237    16,225      SH           SOLE       NONE    16,225
ABBOTT LABORATORIES       COM   002824100   745    15,839      SH           SOLE       NONE    15,839
MICROSOFT                 COM   594918104   376    15,825      SH           SOLE       NONE    15,825
ORACLE                    COM   68389X105   318    14,830      SH           SOLE       NONE    14,830
STATE STREET              COM   857477103   682    14,450      SH           SOLE       NONE    14,450
CVS/CAREMARK              COM   126650100   433    13,579      SH           SOLE       NONE    13,579
CHEVRON                   COM   166764100   893    13,480      SH           SOLE       NONE    13,480
NY COMMUNITY BANCORP      COM   649445103   139    13,000      SH           SOLE       NONE    13,000
TEXAS INSTRUMENTS         COM   882508104   259    12,150      SH           SOLE       NONE    12,150
VANGUARD TOTAL BD MK      COM   921937835   819    10,545      SH           SOLE       NONE    10,545
T. ROWE PRICE SC VAL      COM   77957Q103   235     9,653      SH           SOLE       NONE    9,653
S&P DEPOSITARY RECPT      COM   78462F103   619     6,735      SH           SOLE       NONE    6,735
INT'L BUSINESS MACH       COM   459200101   691     6,621      SH           SOLE       NONE    6,621
WAL-MART STORES           COM   931142103   247     5,094      SH           SOLE       NONE    5,094
NORTHERN TRUST            COM   665859104   262     4,885      SH           SOLE       NONE    4,885
MONSANTO                  COM   61166W101   351     4,715      SH           SOLE       NONE    4,715
POTASH CORP SASKATCH      COM   73755L107   208     2,232      SH           SOLE       NONE    2,232
APPLE                     COM   037833100   254     1,783      SH           SOLE       NONE    1,783

